Income Taxes (Details Of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Current income taxes, Federal	$ (38,608)	$ (178,190)	$ 543,852
Current income taxes, State	232,270	263,898	228,008
Total current income taxes	193,662	85,708	771,860
Deferred income taxes, Federal	2,269,921	2,586,877	1,746,425
Deferred income taxes, State	184,405	189,224	202,871
Total deferred income taxes	2,454,326	2,776,101	1,949,296
Amortization of investment tax credits	(9,039)	(14,698)	(30,155)
Total income tax expense	$ 2,638,949	$ 2,847,111	$ 2,691,001